UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08 / 31 /
Date of reporting period:	05 / 31 /2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
May 31, 2011 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--30.6%
American Axle & Manufacturing
Holdings	60,234 a,b	696,305
Belo, Cl. A	272,940	2,167,144
Dana Holding	89,420 b	1,620,290
Dollar Financial	117,610 b	2,670,923
Equifax	48,650	1,838,483
Express	101,750	2,148,960
Group 1 Automotive	91,270 a	3,534,887
Guess?	23,910	1,093,165
ICF International	83,550 b	2,148,906
Interpublic Group of Cos.	93,340	1,113,546
Kelly Services, Cl. A	146,990 b	2,591,434
Liz Claiborne	601,450 a,b	3,927,468
Meritage Homes	122,470 b	3,061,750
Meritor	244,730 a,b	4,040,492
Oshkosh	26,360 b	730,172
Saks	278,080 a,b	3,145,085
Steelcase, Cl. A	133,250 a	1,448,427
Tower International	86,070	1,487,290
TrueBlue	33,650 b	492,636
Williams-Sonoma	67,740 a	2,652,021
Wright Express	65,870 a,b	3,554,345
		46,163,729
Consumer Staples--2.0%
Dole Food	61,290 a,b	821,899
Nash Finch	59,970	2,253,073
		3,074,972
Energy--7.1%
Cabot Oil & Gas	22,480	1,320,700
Endeavour International	184,480 b	2,610,392

Forest Oil	20,870 b	624,013
Gulfport Energy	89,930 b	2,661,029
Resolute Energy	124,310 a,b	2,162,994
SandRidge Energy	124,730 a,b	1,411,944
		10,791,072
Financial--12.0%
E*TRADE Financial	155,730 b	2,462,091
Employers Holdings	91,760	1,524,134
Jones Lang LaSalle	37,910	3,682,957
Och-Ziff Capital Management Group,
Cl. A	98,450	1,458,045
Popular	377,470 b	1,094,663
Portfolio Recovery Associates	25,060 a,b	2,170,697
PrivateBancorp	143,380 a	2,347,131
SPX	10,620	880,504
Starwood Property Trust	84,610 c	1,839,421
TradeStation Group	61,650 b	600,471
		18,060,114	-
Health Care--8.3%
Align Technology	118,130 a,b	2,894,185
Durect	171,500 a,b	600,250
Emergent BioSolutions	184,030 b	4,597,069
Hanger Orthopedic Group	87,360 b	2,197,104
Onyx Pharmaceuticals	35,890 b	1,523,530
Sagent Pharmaceuticals	25,890	647,250
		12,459,388
Industrial--14.2%
Columbus McKinnon	100,700 a,b	1,963,650
Con-way	48,780	1,928,273
FreightCar America	24,210 b	669,407
Granite Construction	80,960 a	2,225,590
Griffon	69,000 b	730,710
Hubbell, Cl. B	12,460	824,354
Kaman	48,060	1,734,005
Landstar System	43,510 a	2,058,893
Lennox International	79,340	3,698,037
Orion Marine Group	91,980 a,b	978,667

Saia	52,710 b	828,074
Sterling Construction	52,570 b	700,232
Trinity Industries	44,670 a	1,536,201
UTi Worldwide	68,420	1,520,977
		21,397,070
Information Technology--19.0%
CSG Systems International	76,660 b	1,463,439
Cypress Semiconductor	22,010	515,474
DealerTrack Holdings	176,960 b	4,100,163
Encore Wire	60,310	1,464,930
MICROS Systems	58,340 b	2,978,840
Microsemi	93,830 a,b	2,068,952
Omnicell	72,730 b	1,120,769
Quest Software	164,500 b	3,733,328
Rovi	28,260 b	1,637,950
ScanSource	107,650 b	3,814,040
SYKES Enterprises	76,650 b	1,657,940
Take-Two Interactive Software	49,380 a,b	809,338
Velti	96,280 b	1,488,489
Vishay Intertechnology	88,470 a,b	1,404,019
Vishay Precision Group	20,234 b	368,866
		28,626,537
Materials--1.3%
Cytec Industries	4,660	261,845
Mohawk Industries	12,960 a,b	862,099
Zoltek	82,740 b	911,795
		2,035,739
Telecommunications--3.3%
Cbeyond	73,220 b	1,051,439
General Communication, Cl. A	92,150 b	1,138,053
GeoEye	84,880 a,b	2,815,470
		5,004,962
Utilities--1.2%
Great Plains Energy	82,700 a	1,750,759
Total Common Stocks
(cost $127,077,562)		149,364,342

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $829,000)	829,000 [d]	829,000
Investment of Cash Collateral for
Securities Loaned--20.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $31,043,482)	31,043,482 [d]	31,043,482

Total Investments (cost $158,950,044)	120.1%	181,236,824
Liabilities, Less Cash and Receivables	(20.1%)	(30,333,041)
Net Assets	100.0%	150,903,783

a	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $30,275,291 and the value of the collateral held by the fund was $31,043,482.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $158,950,044.
Net unrealized appreciation on investments was $22,286,780 of which $24,649,243 related to appreciated investment securities and $2,362,463 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	30.6
Short-Term/Money Market Investments	21.1
Information Technology	19.0
Industrial	14.2
Financial	12.0
Health Care	8.3
Energy	7.1
Telecommunications	3.3
Consumer Staples	2.0
Materials	1.3

Utilities	1.2
120.1
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	146,354,876		-	- 146,354,876
Equity Securities - Foreign+	3,009,466		-	- 3,009,466
Mutual Funds	31,872,482		-	- 31,872,482
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
May 31, 2011 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)
Australia--5.4%
Billabong International	207,730	1,412,460
BlueScope Steel	553,577	865,090
National Australia Bank	123,750	3,505,858
Nufarm	291,982 a	1,512,512
Primary Health Care	586,308	2,203,576
Qantas Airways	407,970 a	916,940
QBE Insurance Group	199,080	3,766,445
Toll Holdings	269,749	1,512,297
		15,695,178
Brazil--1.8%
Banco Santander Brasil, ADS	125,230	1,422,613
Petroleo Brasileiro, ADR	49,440	1,712,107
Redecard	62,100	936,764
Tele Norte Leste Participacoes, ADR	62,770	1,121,700
		5,193,184
China--2.8%
Beijing Capital International Airport, Cl. H	702,000 a	331,602
China Dongxiang Group	3,385,000	1,088,745
China Railway Group, Cl. H	1,948,000	985,244
Foxconn International Holdings	2,345,000 a	1,327,459
Guangzhou Automobile Group, Cl. H	1,062,194	1,187,212
Huaneng Power International, ADR	12,090	283,269
Huaneng Power International, Cl. H	1,714,000	1,003,312
PetroChina, ADR	12,241	1,764,173
		7,971,016
Finland--1.5%
Nokia	613,150	4,191,317
France--11.0%

Alstom	43,640	2,701,751
Carrefour	83,380	3,693,352
Credit Agricole	98,815	1,510,211
EDF	57,600	2,336,311
France Telecom	166,745	3,815,400
Lagardere	21,050	859,715
Sanofi	63,920	5,061,130
Societe Generale	59,733	3,545,057
Total	103,790	5,979,038
Vivendi	84,202	2,350,187
		31,852,152
Germany--6.1%
Allianz	18,180	2,516,337
Celesio	55,610	1,334,470
Commerzbank	215,280 a	985,192
Daimler	22,236	1,571,349
Deutsche Bank	46,640	2,779,754
Deutsche Telekom	116,480	1,731,577
E.ON	116,630	3,312,360
Muenchener Rueckversicherungs	11,530	1,768,792
RWE	26,884	1,568,053
		17,567,884
Hong Kong--3.5%
China Mobile, ADR	23,290	1,065,983
Esprit Holdings	1,321,170	4,974,684
Hang Seng Bank	192,500	3,088,634
Pacific Basin Shipping	1,632,000	970,162
		10,099,463
India--.7%
Reliance Industries, GDR	45,184 b	1,914,898
Israel--1.4%
Teva Pharmaceutical Industries, ADR	82,060	4,176,854
Italy--3.5%
Banco Popolare	94,310	245,656

Buzzi Unicem	33,300 a	461,728
ENI	56,975	1,365,996
Finmeccanica	222,136	2,766,790
Saras	1,751,240 a	4,284,348
Unipol Gruppo Finanziario	1,683,734 a	1,122,118
		10,246,636
Japan--21.2%
Astellas Pharma	32,800	1,253,480
East Japan Railway	40,600	2,373,858
Fujitsu	253,000	1,332,977
INPEX	265	1,918,748
Kao	65,000	1,670,611
KDDI	190	1,361,910
Kirin Holdings	118,000	1,658,278
Matsumotokiyoshi Holdings	83,900	1,846,032
Medipal Holdings	242,300	2,156,568
Mitsubishi UFJ Financial Group	822,600	3,807,761
NEC	311,000 a	654,583
Nintendo	4,470	1,042,544
Nippon Express	316,000	1,223,937
Nomura Holdings	246,100	1,241,843
Panasonic	203,800	2,396,711
Rengo	187,000	1,232,751
Ricoh	249,800	2,765,379
Ryohin Keikaku	21,100	957,339
Sekisui House	138,000	1,314,985
Seven & I Holdings	94,600	2,514,624
Shimachu	44,200	1,069,389
Shimizu	277,000	1,148,434
Shin-Etsu Chemical	57,620	2,999,800
Sumitomo Mitsui Financial Group	114,500	3,317,562
Sumitomo Mitsui Trust Holdings	434,560	1,499,920
Taiyo Nippon Sanso	272,000	2,119,677
Tokyo Electron	30,600	1,692,336

Tokyo Gas	347,000	1,477,613
Tokyo Steel Manufacturing	269,800	2,576,236
Toyoda Gosei	71,400	1,553,884
Toyota Motor	114,200	4,754,675
Yamada Denki	28,440	2,225,028
		61,159,473
Netherlands--3.5%
Aegon	267,925 a	1,874,642
Heineken	16,690	1,004,455
Koninklijke Philips Electronics	138,949	3,854,251
Royal Dutch Shell, Cl. A	93,685	3,339,537
		10,072,885
Norway--.4%
Norsk Hydro	140,408	1,125,684
Russia--.2%
Gazprom, ADR	30,200	443,638
Singapore--2.5%
DBS Group Holdings	375,539	4,507,547
United Overseas Bank	175,776	2,769,794
		7,277,341
South Africa--.9%
Murray & Roberts Holdings	224,770	927,747
Standard Bank Group	115,840	1,743,464
		2,671,211
South Korea--2.0%
KB Financial Group, ADR	21,414	1,025,945
Korea Electric Power	30,010 a	831,215
Korea Electric Power, ADR	65,744 a	903,323
Korea Exchange Bank	210,850	1,822,979
KT, ADR	23,980	436,916
SK Telecom, ADR	44,590	788,797
		5,809,175
Spain--1.9%
Banco Bilbao Vizcaya Argentaria	158,584	1,851,988

Gamesa Corp Tecnologica	198,653	1,877,952
Iberdrola	199,675	1,767,213
		5,497,153
Sweden--2.8%
Husqvarna, Cl. B	166,650	1,322,896
Investor, Cl. B	67,990	1,629,394
Svenska Cellulosa, Cl. B	115,090	1,789,350
Telefonaktiebolaget LM Ericsson, Cl. B	225,330	3,333,516
		8,075,156
Switzerland--5.9%
Lonza Group	15,740 a	1,360,110
Novartis	95,736	6,173,619
Roche Holding	29,640	5,212,803
UBS	227,588 a	4,360,169
		17,106,701
Taiwan--.4%
United Microelectronics	2,400,720	1,242,241
United Kingdom--17.0%
Anglo American	62,663	3,123,357
BAE Systems	370,721	2,013,688
BP	624,377	4,810,445
Drax Group	103,230	789,975
easyJet	166,560 a	994,593
GlaxoSmithKline	209,919	4,558,202
Home Retail Group	802,347	2,837,714
HSBC Holdings	818,775	8,550,064
Lonmin	103,673	2,728,686
QinetiQ Group	391,090 a	737,274
Reed Elsevier	125,676	1,139,126
Resolution	499,091	2,558,262
Royal Dutch Shell, Cl. A	58,719	2,117,323
Tesco	535,323	3,690,197
Unilever	189,665	6,149,526
Vodafone Group	876,421	2,435,784

		49,234,216
Total Common Stocks
(cost $284,778,508)		278,623,456
	Number of
Rights--.1%	Rights	Value ($)
Germany
Commerzbank
(cost $265,334)	215,280 [a]	274,181

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,000,000)	4,000,000 [c]	4,000,000

Total Investments (cost $289,043,842)	97.9%	282,897,637
Cash and Receivables (Net)	2.1%	6,142,679
Net Assets	100.0%	289,040,316

ADR - American Depository Receipts
ADS- American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, this security amounted to $1,914,898 or .7% of net assets.

c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $289,043,842.
Net unrealized depreciation on investments was $6,146,205 of which $21,704,747 related to appreciated investment securities and $27,850,952 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.9
Health Care	11.6
Consumer Discretionary	11.4

Energy	10.3
Industrial	8.8
Consumer Staples	7.7
Materials	7.1
Information Technology	6.4
Utilities	4.9
Telecommunication Services	4.4
Money Market Investments	1.4
97.9
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	175,637,975	102,985,481 ++	-	278,623,456
Mutual Funds	4,000,000	-	-	4,000,000
Rights+	274,181			274,181
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value
May 31, 2011 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Consumer Discretionary--24.3%
Abercrombie & Fitch, Cl. A	368,670	27,934,126
CBS, Cl. B	1,141,110	31,894,024
D.R. Horton	3,588,310	43,705,616
Dana Holding	1,462,857 a	26,506,969
Guess?	442,870	20,248,016
Interpublic Group of Cos.	729,530	8,703,293
Lowe's	1,938,760	46,801,666
Mohawk Industries	700,212 a	46,578,102
Newell Rubbermaid	2,603,270	46,364,239
News, Cl. A	1,782,540	32,691,784
Omnicom Group	539,860	25,249,252
Stanley Black & Decker	591,150	43,674,162
Viacom, Cl. B	376,440	18,976,340
Williams-Sonoma	495,070	19,381,991
		438,709,580
Consumer Staples--2.6%
Kroger	1,903,620	47,247,848
Energy--5.6%
Alpha Natural Resources	317,420 a	17,391,442
Baker Hughes	92,530	6,840,743
Cabot Oil & Gas	402,840	23,666,850
Forest Oil	624,660 a	18,677,334
Pioneer Natural Resources	264,400	24,277,208
SandRidge Energy	842,810 a	9,540,609
		100,394,186
Financial--13.0%
Capital One Financial	329,330	17,895,792
CB Richard Ellis Group, Cl. A	2,002,172 a	52,917,406
Huntington Bancshares	1,084,950	7,160,670
Jones Lang LaSalle	81,290	7,897,323
Lincoln National	661,550	19,416,493
Popular	5,151,050 a	14,938,045
TD Ameritrade Holding	2,547,070	54,889,359
Willis Group Holdings	1,043,940	43,323,510
Zions Bancorporation	679,360	16,189,149
		234,627,747
Health Care--6.2%
CIGNA	545,330	27,206,514
St. Jude Medical	402,720	20,405,822
Thermo Fisher Scientific	608,680 a	39,838,106

Warner Chilcott, Cl. A	1,055,800	25,455,338
		112,905,780
Industrial--18.4%
Con-way	425,760	16,830,293
Equifax	490,180	18,523,902
Herman Miller	345,520	8,672,552
Hubbell, Cl. B	383,020	25,340,603
Ingersoll-Rand	537,730	26,832,727
Kennametal	61,170	2,552,624
L-3 Communications Holdings	337,020	27,517,683
Lennox International	488,230	22,756,400
Masco	1,309,390	18,658,808
Northrop Grumman	118,560	7,740,782
Regal-Beloit	175,860	12,134,340
Robert Half International	1,144,480	31,553,314
Shaw Group	876,852 a	32,031,404
SPX	153,500	12,726,685
Textron	1,789,754	40,949,572
Trinity Industries	775,160	26,657,752
		331,479,441
Information Technology--17.2%
Alliance Data Systems	440,840 a	41,408,101
BMC Software	260,090 a	14,520,825
Broadcom, Cl. A	762,360 a	27,429,713
Electronic Arts	1,397,700 a	34,117,857
Intuit	730,370 a	39,418,069
MICROS Systems	640,310 a	32,694,229
Quest Software	1,655,090 a	37,562,268
Rovi	432,440 a	25,064,222
Synopsys	519,497 a	14,203,048
Te Connectivity	990,580	36,483,061
Vishay Intertechnology	484,047 a	7,681,826
		310,583,219
Materials--3.9%
Crown Holdings	600,910 a	24,402,955
Sherwin-Williams	516,870	45,401,861
		69,804,816
Telecommunication Services--2.6%
Frontier Communications	5,285,670	46,778,179
Utilities--3.0%
Ameren	544,910	16,189,276
Great Plains Energy	1,802,743	38,164,069
		54,353,345
Total Common Stocks
(cost $1,446,289,345)		1,746,884,141

Other Investment--2.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $41,455,000)	41,455,000 [b]	41,455,000

Total Investments (cost $1,487,744,345)	99.1%	1,788,339,141
Cash and Receivables (Net)	.9%	15,836,056
Net Assets	100.0%	1,804,175,197

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,487,744,345. Net unrealized appreciation on investments was $300,594,796 of which $308,802,284 related to appreciated investment securities and $8,207,488 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	24.3
Industrial	18.4
Information Technology	17.2
Financial	13.0
Health Care	6.2
Energy	5.6
Materials	3.9
Utilities	3.0
Consumer Staples	2.6
Telecommunication Services	2.6
Money Market Investment	2.3
99.1
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,703,560,631	-	-	1,703,560,631
Equity Securities - Foreign+	43,323,510	-	-	43,323,510
Mutual Funds	41,455,000	-	-	41,455,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2011 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--17.4%
American Axle & Manufacturing
Holdings	332,539 a,b	3,844,151
Belo, Cl. A	1,465,920 a	11,639,405
Dana Holding	490,990 a,b	8,896,739
Express	572,430 a	12,089,722
Group 1 Automotive	495,577 a	19,193,697
Guess?	98,620	4,508,906
Interpublic Group of Cos.	505,630	6,032,166
Liz Claiborne	3,320,600 a,b	21,683,518
Meritage Homes	657,490 a,b	16,437,250
Mohawk Industries	71,170 a,b	4,734,228
Saks	1,532,650 a,b	17,334,272
Tower International	447,485 a,b	7,732,541
Williams-Sonoma	373,790 a	14,633,879
		148,760,474
Consumer Staples--1.9%
Dole Food	331,910 a,b	4,450,913
Nash Finch	311,090 a	11,687,651
		16,138,564
Energy--7.1%
Cabot Oil & Gas	127,440 a	7,487,100
Endeavour International	1,038,034 a,b	14,688,181
Forest Oil	117,450 b	3,511,755
Gulfport Energy	507,473 a,b	15,016,126
Resolute Energy	677,780 a,b	11,793,372
SandRidge Energy	686,190 a,b	7,767,671
		60,264,205
Financial--13.3%
Dollar Financial	657,345 a,b	14,928,305
E*TRADE Financial	901,700 b	14,255,877

Employers Holdings	517,800 a	8,600,658
Jones Lang LaSalle	206,210	20,033,301
Och-Ziff Capital Management Group,
Cl. A	560,230 a	8,297,006
Popular	2,039,840 b	5,915,536
Portfolio Recovery Associates	138,373 a,b	11,985,869
PrivateBancorp	780,160 a	12,771,219
Starwood Property Trust	465,500 c	10,119,970
TradeStation Group	723,820 a,b	7,050,007
		113,957,748
Health Care--8.6%
Align Technology	667,660 a,b	16,357,670
Durect	954,601 a,b	3,341,103
Emergent BioSolutions	968,516 b	24,193,530
Hanger Orthopedic Group	479,028 b	12,047,554
Omnicell	374,570 b	5,772,124
Onyx Pharmaceuticals	197,430 a,b	8,380,904
Sagent Pharmaceuticals	147,487	3,687,175
		73,780,060
Industrial--27.7%
Columbus McKinnon	553,978 a,b	10,802,571
Commercial Vehicle Group	189,510 a,b	2,933,615
Con-way	264,980 a	10,474,659
Encore Wire	344,820 a	8,375,678
Equifax	271,830 a	10,272,456
FreightCar America	128,380 a,b	3,549,707
GeoEye	493,680 a,b	16,375,366
Granite Construction	418,960 a	11,517,210
Griffon	379,280 a,b	4,016,575
Hubbell, Cl. B	67,950	4,495,572
ICF International	556,070 b	14,302,120
Kaman	250,930 a	9,053,554
Kelly Services, Cl. A	835,620 b	14,731,981
Landstar System	240,210 a	11,366,737
Lennox International	508,880 a	23,718,897
Meritor	1,384,810 a,b	22,863,213
Orion Marine Group	528,360 a,b	5,621,750
Oshkosh	148,720 b	4,119,544

Saia	276,100 b	4,337,531
SPX	57,970 a	4,806,293
Steelcase, Cl. A	743,200 a	8,078,584
Sterling Construction	280,103 a,b	3,730,972
SYKES Enterprises	359,410 a,b	7,774,038
Trinity Industries	259,900 a	8,937,961
TrueBlue	163,050 b	2,387,052
UTi Worldwide	388,240	8,630,575
		237,274,211
Information Technology--19.1%
CSG Systems International	439,688 a,b	8,393,644
Cypress Semiconductor	335,400	7,855,068
DealerTrack Holdings	998,861 a,b	23,143,609
MICROS Systems	321,900 b	16,436,214
Microsemi	531,510 a,b	11,719,795
Quest Software	925,480 a,b	21,003,769
Rovi	159,020 a,b	9,216,799
ScanSource	611,070 a,b	21,650,210
Take-Two Interactive Software	350,790 a,b	5,749,448
Velti	547,890 a,b	8,470,379
Vishay Intertechnology	472,050 a,b	7,491,434
Vishay Precision Group	116,733 a,b	2,128,043
Wright Express	371,680 a,b	20,055,853
		163,314,265
Materials--.8%
Cytec Industries	27,000	1,517,130
Zoltek	466,676 a,b	5,142,770
		6,659,900
Telecommunication Services--1.4%
Cbeyond	382,141 a,b	5,487,545
General Communication, Cl. A	508,171 b	6,275,912
		11,763,457
Utilities--1.0%
Great Plains Energy	397,384 a	8,412,619
Total Common Stocks
(cost $691,306,684)		840,325,503

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $704,000)	704,000 [d]	704,000
Investment of Cash Collateral for
Securities Loaned--21.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $185,793,786)	185,793,786 [d]	185,793,786

Total Investments (cost $877,804,470)	120.1%	1,026,823,289
Liabilities, Less Cash and Receivables	(20.1%)	(172,026,445)
Net Assets	100.0%	854,796,844

a	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $181,414,337 and the value of the collateral held by the fund was $185,793,786.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $877,804,470. Net unrealized appreciation on investments was $149,018,819 of which $161,355,746 related to appreciated investment securities and $12,336,927 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	27.7
Money Market Investments	21.8
Information Technology	19.1
Consumer Discretionary	17.4
Financial	13.3
Health Care	8.6
Energy	7.1
Consumer Staples	1.9
Telecommunication Services	1.4
Utilities	1.0
Materials	.8

120.1

  Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	831,694,928	-	-	831,694,928
Equity Securities - Foreign+	8,630,575	-	-	8,630,575
Mutual Funds	186,497,786	-	-	186,497,786
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New

York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2011 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--15.5%
Carnival	329,810	12,799,926
CBS, Cl. B	168,570	4,711,531
General Motors	128,454	4,086,122
Guess?	173,760	7,944,307
Home Depot	243,710	8,841,799
Johnson Controls	336,740	13,334,904
Newell Rubbermaid	356,610 a	6,351,224
News, Cl. A	386,470	7,087,860
NVR	4,750 a,b	3,543,500
Omnicom Group	533,050	24,930,748
Stanley Black & Decker	57,660	4,259,921
Staples	260,450 a	4,380,769
Time Warner	368,150	13,411,705
Toll Brothers	191,590 b	4,167,082
Viacom, Cl. B	140,340	7,074,539
Walt Disney	315,930	13,152,166
		140,078,103
Consumer Staples--6.9%
CVS Caremark	286,530	11,085,846
Dr. Pepper Snapple Group	283,350 a	11,674,020
Energizer Holdings	160,030 b	12,330,311
PepsiCo	322,690	22,949,713
Walgreen	100,320	4,376,962
		62,416,852
Energy--14.9%
Alpha Natural Resources	151,030 a,b	8,274,934
Anadarko Petroleum	223,260	17,753,635
EOG Resources	42,888	4,680,796
Exxon Mobil	192,130	16,037,091
Occidental Petroleum	394,620	42,559,767
QEP Resources	165,200	7,186,200
Schlumberger	443,660	38,030,535
		134,522,958
Financial--20.6%
American Express	91,710	4,732,236
Ameriprise Financial	195,880	11,993,732

AON	179,910	9,382,306
Bank of America	661,910	7,777,442
Capital One Financial	129,270	7,024,532
Citigroup	269,020	11,070,173
Comerica	346,960	12,528,726
Franklin Resources	35,250	4,567,695
Genworth Financial, Cl. A	516,930 b	5,743,092
JPMorgan Chase & Co.	626,338	27,082,855
Marsh & McLennan	290,380	8,905,955
MetLife	349,759	15,424,370
Moody's	123,630 a	4,934,073
PNC Financial Services Group	143,390	8,950,404
Prudential Financial	142,670	9,099,493
SunTrust Banks	342,690	9,639,870
TD Ameritrade Holding	341,310	7,355,230
Wells Fargo & Co.	716,660	20,331,644
		186,543,828
Health Care--15.9%
Amgen	161,220 b	9,760,259
Baxter International	123,630	7,358,458
CIGNA	161,530	8,058,732
HCA Holdings	142,750	4,980,547
Johnson & Johnson	201,760	13,576,430
McKesson	129,790 a	11,111,322
Medtronic	111,030	4,518,921
Merck & Co.	455,980	16,757,265
Mylan	88,250 b	2,077,846
Pfizer	1,629,810	34,959,425
Thermo Fisher Scientific	74,610 b	4,883,225
UnitedHealth Group	233,920	11,450,384
Universal Health Services, Cl. B	83,250	4,536,293
Watson Pharmaceuticals	75,160 b	4,836,546
Zimmer Holdings	71,720 b	4,859,747
		143,725,400
Industrials--10.8%
Caterpillar	79,840	8,447,072
Cooper Industries	65,960	4,145,586
Dover	199,840	13,435,243
Eaton	116,320	6,010,254
General Electric	1,362,280	26,755,179
Honeywell International	71,950	4,284,623
Hubbell, Cl. B	66,660	4,410,226
Owens Corning	214,000 a,b	8,174,800

Pitney Bowes	376,396 a	8,992,100
Thomas & Betts	76,180 b	4,170,855
Union Pacific	88,470	9,286,696
		98,112,634
Information Technology--9.2%
Accenture, Cl. A	156,590	8,986,700
AOL	350,636 a,b	7,212,583
BMC Software	205,680 b	11,483,114
Cisco Systems	232,350	3,903,480
Corning	189,500	3,818,425
eBay	134,410 b	4,189,560
Electronic Arts	454,050 a,b	11,083,361
Oracle	254,610	8,712,754
QUALCOMM	321,560	18,840,200
Teradata	84,720 b	4,726,529
		82,956,706
Materials--3.2%
Air Products & Chemicals	46,840	4,454,016
Celanese, Ser. A	186,450	9,712,181
Dow Chemical	304,900	11,016,037
Freeport-McMoRan Copper & Gold	80,060	4,134,298
		29,316,532
Telecommunications--.5%
Sprint Nextel	837,700 b	4,900,545
Utilities--2.0%
NextEra Energy	76,620	4,440,129
PPL	484,970	13,671,304
		18,111,433
Total Common Stocks
(cost $771,886,036)		900,684,991

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,980,000)	2,980,000 [c]	2,980,000
Investment of Cash Collateral for
Securities Loaned--6.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $61,210,004)	61,210,004 [c]	61,210,004
Total Investments (cost $836,076,040)	106.6%	964,874,995

Liabilities, Less Cash and Receivables	(6.6%)	(59,491,537)
Net Assets	100.0%	905,383,458

a	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $60,814,863 and the value of the collateral held by the fund was $61,210,004.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $836,076,040. Net unrealized appreciation on investments was $128,798,955 of which $139,159,654 related to appreciated investment securities and $10,360,699 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.6
Health Care	15.9
Consumer Discretionary	15.5
Energy	14.9
Industrials	10.8
Information Technology	9.2
Money Market Investments	7.1
Consumer Staples	6.9
Materials	3.2
Utilities	2.0
Telecommunications	.5
106.6
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	900,684,991	-	-	900,684,991
Mutual Funds	64,190,004	-	-	64,190,004
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--14.5%
Aeropostale	15,075 a	284,918
American Greetings, Cl. A	23,100	554,400
Ann	13,500 a	380,025
Autoliv	11,600	892,968
Bob Evans Farms	41,000	1,285,350
Brinker International	37,000	953,860
Cheesecake Factory	30,400 a	965,808
Collective Brands	19,800 a,b	308,880
Fossil	3,900 a	412,776
ITT Educational Services	14,000 a,b	962,920
Meredith	33,200 b	1,049,452
O'Reilly Automotive	7,100 a	426,781
PetSmart	23,700	1,073,610
Scholastic	22,800	621,072
Signet Jewelers	11,300 a	519,913
Sotheby's	20,900	889,504
Timberland, Cl. A	13,600 a	444,312
TRW Automotive Holdings	6,400 a	363,968
Warnaco Group	18,100 a	998,215
Williams-Sonoma	25,300	990,495
		14,379,227
Consumer Staples--6.2%
Church & Dwight	20,900	1,757,690
Coca-Cola Enterprises	42,500	1,227,825
Constellation Brands, Cl. A	7,900 a	173,484
Dr. Pepper Snapple Group	32,900	1,355,480
Flowers Foods	12,300	409,959
Smithfield Foods	39,600 a	829,620
Tyson Foods, Cl. A	19,700	374,694
		6,128,752

Energy--8.8%
Arch Coal	48,900	1,461,621
Cimarex Energy	16,600	1,592,438
Forest Oil	8,600 a	257,140
Oceaneering International	17,300	1,409,950
SEACOR Holdings	6,400	637,888
Southern Union	32,600	988,758
Superior Energy Services	38,000 a	1,423,860
Valero Energy	10,500	288,750
Whiting Petroleum	9,800 a	657,580
		8,717,985
Financial--17.8%
American Financial Group	31,450	1,118,362
Apartment Investment & Management,
Cl. A	34,200 c	914,166
Cathay General Bancorp	78,200	1,274,660
Comerica	8,600	310,546
Eaton Vance	21,100	665,705
Equity One	4,000 c	78,440
Fifth Third Bancorp	30,100	393,106
Highwoods Properties	8,400 b,c	303,072
Hospitality Properties Trust	41,100 c	1,014,348
Huntington Bancshares	27,700	182,820
International Bancshares	44,300	756,201
Janus Capital Group	10,200	105,366
Jones Lang LaSalle	9,500	922,925
KeyCorp	103,900	880,033
Liberty Property Trust	9,800	353,388
Macerich	17,598 c	956,803
Rayonier	16,600 c	1,102,074
Reinsurance Group of America	15,200	965,656
SEI Investments	65,200	1,541,328
SL Green Realty	10,900 c	981,109
StanCorp Financial Group	22,500	971,550
SVB Financial Group	13,300 a	789,754
Webster Financial	24,800	517,328
Weingarten Realty Investors	22,800 b,c	606,936

		17,705,676
Health Care--8.9%
Cooper	13,600	1,018,776
Endo Pharmaceuticals Holdings	21,200 a	882,556
Health Net	28,200 a	904,938
Humana	13,000	1,046,890
IDEXX Laboratories	7,600 a,b	598,272
Kinetic Concepts	15,600 a	925,704
LifePoint Hospitals	7,700 a	323,400
Myriad Genetics	8,100 a	205,821
Techne	17,800	1,450,700
United Therapeutics	17,400 a	1,123,518
Watson Pharmaceuticals	5,500 a	353,925
		8,834,500
Industrial--13.0%
Alaska Air Group	23,700 a	1,600,698
Copart	8,877 a	417,219
Corrections Corp. of America	25,900 a	595,700
Donaldson	6,100	364,231
Gardner Denver	8,900	745,642
Joy Global	14,400	1,290,960
Kansas City Southern	24,300 a	1,431,027
KBR	13,600	507,552
Kennametal	38,500	1,606,605
Oshkosh	28,000 a	775,600
Owens Corning	9,000 a	343,800
Textron	29,100	665,808
Timken	30,800	1,589,896
Toro	8,900	568,532
URS	11,100 a	489,066
		12,992,336
Information Technology--18.0%
Advent Software	22,800 a	637,260
Amdocs	14,900 a	453,556
Broadridge Financial Solutions	24,000	549,120
Computer Sciences	23,500	937,415
Convergys	30,000 a	383,400

DST Systems	21,100	1,060,697
F5 Networks	3,500 a	397,530
FactSet Research Systems	14,600	1,618,556
Fairchild Semiconductor
International	74,200 a	1,338,568
IAC/InterActiveCorp	25,200 a	926,856
Lam Research	17,600 a	827,112
Lender Processing Services	41,000	1,089,780
Lexmark International, Cl. A	9,300 a	276,954
Parametric Technology	10,000 a	232,900
Plantronics	36,000	1,316,880
QLogic	61,200 a	990,216
SanDisk	14,500 a	689,040
Solera Holdings	12,200	720,898
Synopsys	39,600 a	1,082,664
Tech Data	19,700 a	933,189
Vishay Intertechnology	91,200 a	1,447,344
		17,909,935
Materials--4.2%
Cabot	14,400	608,112
Domtar	6,100	625,128
Minerals Technologies	22,100	1,502,800
NewMarket	8,000	1,393,760
		4,129,800
Telecommunication Services--1.3%
Telephone & Data Systems	40,900	1,337,430
Utilities--6.5%
CMS Energy	13,700	273,178
Great Plains Energy	72,900	1,543,293
Hawaiian Electric Industries	55,100	1,368,133
NV Energy	21,800	343,786
PNM Resources	52,400	866,172
Questar	83,400	1,445,322
Westar Energy	13,700 b	372,503
WGL Holdings	5,600	219,800
		6,432,187
Total Common Stocks

(cost $85,902,154)		98,567,828

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $843,000)	843,000 [d]	843,000
Investment of Cash Collateral for
Securities Loaned--3.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,879,896)	3,879,896 [d]	3,879,896

Total Investments (cost $90,625,050)	103.9%	103,290,724
Liabilities, Less Cash and Receivables	(3.9%)	(3,883,758)
Net Assets	100.0%	99,406,966

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $3,784,611 and the value of the collateral held by the fund was $3,879,896.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $90,625,050. Net unrealized appreciation on investments was $12,665,674 of which $16,362,988 related to appreciated investment securities and $3,697,314 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.0
Financial	17.8
Consumer Discretionary	14.5
Industrial	13.0
Health Care	8.9
Energy	8.8
Utilities	6.5
Consumer Staples	6.2
Money Market Investments	4.7
Materials	4.2
Telecommunication Services	1.3
103.9
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	97,154,947	-	-	97,154,947
Equity Securities - Foreign+	1,412,881	-	-	1,412,881
Mutual Funds	4,722,896	-	-	4,722,896
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2011 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Consumer Discretionary--8.9%
Amazon.com	76,180 a	14,983,844
Netflix	28,210 a,b	7,639,268
Priceline.com	13,330 a,b	6,867,483
		29,490,595
Information Technology--87.9%
Accenture, Cl. A	151,080	8,670,481
Akamai Technologies	288,100 a	9,776,673
Alcatel-Lucent, ADR	2,428,070 a,b	13,767,157
Apple	37,008 a	12,872,493
Atmel	494,370 a	7,425,437
BMC Software	197,691 a	11,037,089
Cavium Networks	152,395 a,b	6,778,530
Cognizant Technology Solutions,
Cl. A	92,547 a	7,037,274
Corning	445,230	8,971,385
Electronic Arts	468,118 a	11,426,760
F5 Networks	95,290 a	10,823,038
Google, Cl. A	23,988 a	12,690,132
Informatica	143,420 a	8,413,017
International Business Machines	89,750	15,161,467
Microchip Technology	161,850 b	6,397,930
Motorola Mobility Holdings	280,007 a	7,039,376
NetApp	278,770 a,b	15,268,233
NVIDIA	322,380 a	6,460,495
OmniVision Technologies	222,640 a,b	7,861,418
Oracle	449,226	15,372,514
Paychex	252,300 b	8,149,290
QUALCOMM	343,970	20,153,202
Quest Software	235,490 a,b	5,344,446
Riverbed Technology	272,800 a	10,344,576

Salesforce.com	76,780 a,b	11,690,523
SuccessFactors	111,080 a,b	3,895,576
Taleo, Cl. A	134,970 a,b	5,038,430
Teradata	172,030 a	9,597,554
Trimble Navigation	109,690 a	4,792,356
VMware, Cl. A	73,050 a	7,109,226
		289,366,078
Total Common Stocks
(cost $244,780,313)		318,856,673

Limited Partnership Interests-.6%
Information Technology
Bluestream Ventures, LP a,d		1,803,170
Ingenex, LP a,d		0
Total Limited Partnership Interests
(cost $2,540,019)		1,803,170

Other Investment--3.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,253,000)	11,253,000 [c]	11,253,000
Investment of Cash Collateral for
Securities Loaned--17.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $59,106,800)	59,106,800 [c]	59,106,800

Total Investments (cost $317,680,132)	118.7%	391,019,643
Liabilities, Less Cash and Receivables	(18.7%)	(61,620,765)
Net Assets	100.0%	329,398,878

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $58,261,892 and the value of the collateral held by the fund was $59,106,800.

c	Investment in affiliated money market mutual fund.
d	Securities restricted as to public resale. Investment in restricted securities with aggregate market value of $1,803,170 representing .6% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($)
Bluestream Ventures, LP	4/30/2004-6/11/2008	2,540,019	0.6	1,803,170
Ingenex, LP	4/30/2004	0	0.0	0

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $317,680,132.

Net unrealized appreciation on investments was $73,339,511 of which $78,933,991 related to appreciated investment securities and $5,594,480 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	88.5
Money Market Investments	21.3
Consumer Discretionary	8.9
118.7
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investments in Securities:
Equity Securities - Domestic+	305,089,516		-	-	305,089,516
Equity Securities - Foreign+	13,767,157		-	-	13,767,157
Limited Partnership Interests+	-		-	1,803,170	1,803,170
Mutual Funds	70,359,800		-	-	70,359,800
+ See Statement of Investments for additional detailed categorizations.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited Partnership Interests
($)
Balance as of 8/31/2010	1,854,217
Realized gain (loss)	1,021,103
Change in unrealized appreciation (depreciation)	289,192
Net purchases (sales)	(1,361,342)
Transfers in and/or out of Level 3	-
Balance as of 5/31/2011	1,803,170
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 5/31/2011	(1,361,342)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: July 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)